Inventory (Tables)	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
Schedule of inventory	Our inventory consisted of the following:

	As of December 31,
	2016	2015
	(In thousands)
Finished goods	$49,773	$39,642
Raw materials	6,678	5,280
Work in process	6,187	3,875
Total inventory	$62,638	$48,797